Concentrations and Credit Risk (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Concentrations And Credit Risk Details Narrative
Uninsured cash in banks	$ 3,027	$ 1,165